UNAUDITED INTERIM CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) - shares	Mar. 31, 2026	Dec. 31, 2025
Statement of Financial Position [Abstract]
Common stock shares authorized	80,000,000	80,000,000
Common stock shares, issued	26,560,660	26,560,660
Common stock shares, outstanding	26,160,619	26,160,619
Treasury shares	400,041	400,041